Lease - Schedule of Operating Lease (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)	Jun. 30, 2025
Schedule of Operating Lease [Abstract]
Operating lease right-of-use assets			$ 346	¥ 2,346
Present value of lease liabilities				¥ 2,691
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases
Weighted-average remaining term
Operating lease			1 year 9 months	1 year 9 months
Weighted-average discount rate
Operating lease			3.50%	3.50%